Convertible Note Payable - Related Party	12 Months Ended
Jun. 30, 2019
Convertible Notes Payable [Abstract]
Note 10. Convertible Note Payable - Related Party

During the year ended June 30, 2010, Mr. Ehrlich, the Company’s Chairman and CEO, loaned the Company a total of approximately $973,000. A condition for this note was that the Ehrlich Promissory Note A and Ehrlich Promissory Note B be replaced with a new note, Ehrlich Promissory Note C. The Ehrlich Promissory Note C is an unsecured demand note that bears 9% simple interest per annum and is convertible into the Company’s Class A common stock at $0.50 per share. The note requires that the interest rate on the amounts due on Ehrlich Promissory Notes A and B be changed retroactively, beginning October 1, 2009, to 9%. On April 1, 2011, the Company amended the Ehrlich Promissory Note C and agreed to retroactively convert accrued interest of approximately $97,000 through December 31, 2010 into additional principal. During the year ended June 30, 2011, Mr. Ehrlich loaned the Company an additional approximately $997,000 which brought the total balance of the demand note to approximately $2,002,000. During the year ended June 30, 2012, Mr. Ehrlich loaned the Company an additional $20,000 which brought the balance of this demand note to approximately $2,022,000.

On May 8, 2012, the Company did not have the ability to repay the Ehrlich Promissory Note C loan and agreed to change the interest rate on the outstanding balance of principal and interest of approximately $2,248,000, as of March 31, 2012, from 9% simple interest to 10% simple interest, and the Company issued 2,000,000 Equity Incentive Options exercisable at $0.51 per share equal to 110% of the closing bid price of $0.46 per share on May 7, 2012. Options are valid for ten years from the date of issuance.

On January 29, 2019, the Company issued 909,090 shares of Class B common stock at the option exercise price of $0.11 per share to Mr. Ehrlich, the Company’s Chairman and CEO, for his partial exercise of his option, paid by the cancellation of debt to Mr. Ehrlich of $100,000 to satisfy the exercise price (as permitted pursuant to the terms of the option agreement).

As of June 30, 2019 and June 30, 2018, principal balance of this demand convertible note payable was approximately $1,922,000 and $2,022,000, respectively.

As of June 30, 2019 and June 30, 2018, the balance of accrued interest payable were $37,000 and $48,000, respectively (see Note 6. Accrued Expenses – Related Parties and Other).

As of June 30, 2019 and June 30, 2018, the total outstanding balances of principal and interest were approximately $1,959,000 and $2,070,000, respectively.